Inventories - Losses on scrapped materials and supplies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥)
Inventories Disclosure [Line Items]
Losses on scrapped materials and supplies	¥ 167,449	¥ 6,384
Book value of inventories scrapped	1,473,355	¥ 1,765,827
Huaneng Power International, Inc. Shang'an Power Plant ("Shang'an Power Plant") (i)
Inventories Disclosure [Line Items]
Losses on scrapped materials and supplies	¥ 46,598
Number of items scrapped | item	4,665
Book value of inventories scrapped	¥ 40,112
Huaneng Power International, Inc. Shanghai Shidongkou II Power Plant ("Shidongkou II") (ii)
Inventories Disclosure [Line Items]
Losses on scrapped materials and supplies	¥ 29,494
Number of items scrapped | item	4,685
Book value of inventories scrapped	¥ 29,494
Number of batches of quality inspections on material and spare parts | item	2
Minimum age of material and spare parts on which quality inspections were carried out	10 years
Other items
Inventories Disclosure [Line Items]
Losses on scrapped materials and supplies	¥ 91,357
Number of other items | item	22